Right-of-Use Assets — Operating Leases - Schedule of Right-of-Use Assets on Operating Lease (Details)	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 SGD ($)
Schedule of Right-of-Use Assets on Operating Lease [Abstract]
Leasehold properties	$ 6,336,278	$ 4,712,739	$ 5,937,734
Less: Accumulated amortization	(1,915,651)	(1,424,805)	(1,415,210)
Right-of-use assets – operating leases	$ 4,420,627	$ 3,287,934	$ 4,522,524